Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Property and equipment, gross	$ 38,627,946	$ 38,550,925
Less accumulated amortization and depreciation	(32,038,429)	(31,669,568)
Property and equipment, net	6,589,517	6,881,357
Land and Land Improvements [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,351,812	8,305,039
Machinery and Equipment [Member]
Property and equipment, gross	25,989,432	26,032,752
Furniture and Fixtures [Member]
Property and equipment, gross	876,648	902,012
Construction in Progress [Member]
Property and equipment, gross	$ 261,220	$ 162,288